Intangible Assets (Details) - Schedule of Future Amortization of Intangible Assets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Future Amortization of Intangible Assets [Abstract]
2023		$ 44,597
2024	10,581	9,930
2025	10,054	9,507
2026	7,048	6,823
2027	5,347	4,962
2028	382
Total remaining amortization	$ 33,412	$ 75,819